1933 Act/Rule 485(b)

February 23, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust
File Nos. 033-05033 and 811-04642
Post-Effective Amendment No. 63

To The Commission Staff:

On behalf of Virtus Variable Insurance Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 62 filed on February 14, 2011.

I hereby certify that this Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr Kevin J. Carr

cc: Ann Flood